Property, plant and equipment - Summary of Property, Plant and Equipment (Detail) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Property Plant And Equipment [Line Items]
Balance at beginning of period	€ 642,470	€ 667,000
Additions	79,004	164,620
Depreciation expenses	(175,699)	(189,150)
Balance at end of period	545,775	642,470
Cumulative depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Balance at beginning of period	(409,286)	(220,136)
Depreciation expenses	(175,699)	(189,150)
Balance at end of period	(584,985)	(409,286)
Cumulative Costs [member]
Disclosure Of Property Plant And Equipment [Line Items]
Balance at beginning of period	1,051,756	887,136
Additions	79,004	164,620
Balance at end of period	€ 1,130,760	€ 1,051,756